Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000028838 | US Foods Holding Corp. - ABFR_912008109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028838 | Hanover Insurance Group, Inc. (The) - ABFR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028838 | BorgWarner, Inc. - ABFR_099724106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028838 | Reliance, Inc. - ABFR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028838 | Regal Rexnord Corp. - ABFR_758750103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028838 | F5, Inc. - ABFR_315616102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028838 | IDACORP, Inc. - ABFR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028838 | UMB Financial Corp. - ABFR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028838 | Tenet Healthcare Corp. - ABFR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028838 | Everest Group Ltd. - ABFR_G3223R108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028838 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000028838 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000028838 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028838 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000028838 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028838 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028838 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028838 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028838 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028838 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028838 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028839 | US Foods Holding Corp. - ABFR_912008109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028839 | Hanover Insurance Group, Inc. (The) - ABFR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028839 | BorgWarner, Inc. - ABFR_099724106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028839 | Reliance, Inc. - ABFR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028839 | Regal Rexnord Corp. - ABFR_758750103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028839 | F5, Inc. - ABFR_315616102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028839 | IDACORP, Inc. - ABFR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028839 | UMB Financial Corp. - ABFR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028839 | Tenet Healthcare Corp. - ABFR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028839 | Everest Group Ltd. - ABFR_G3223R108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028839 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000028839 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000028839 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028839 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000028839 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028839 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028839 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028839 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028839 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028839 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028839 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000098721 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000098721 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000098721 | U.S. Treasury Notes, 2.25 - ABFR_9128283F5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098721 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098721 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000098721 | Alphabet, Inc. - ABFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000098721 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098721 | U.S. Treasury Notes, 1 - ABFR_91282CCR0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098721 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098721 | U.S. Treasury Notes, 4.25 - ABFR_91282CQF1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098721 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000098721 | 17338309
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000098721 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000098721 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000098721 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000098721 | AssetPurchased Options - Puts
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000098721 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098721 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098722 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000098722 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000098722 | U.S. Treasury Notes, 2.25 - ABFR_9128283F5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098722 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098722 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000098722 | Alphabet, Inc. - ABFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000098722 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098722 | U.S. Treasury Notes, 1 - ABFR_91282CCR0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098722 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098722 | U.S. Treasury Notes, 4.25 - ABFR_91282CQF1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098722 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000098722 | 17338309
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000098722 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000098722 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000098722 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000098722 | AssetPurchased Options - Puts
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000098722 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098722 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028862 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028862 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028862 | Berkshire Hathaway, Inc. - ABFR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028862 | RTX Corp. - ABFR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028862 | JPMorgan Chase & Co. - ABFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028862 | Johnson & Johnson - ABFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028862 | Philip Morris International, Inc. - ABFR_718172109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028862 | Cisco Systems, Inc. - ABFR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028862 | UnitedHealth Group, Inc. - ABFR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028862 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028862 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000028862 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000028862 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000028862 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028862 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000028862 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028862 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028862 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000028862 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028862 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028862 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028862 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028863 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028863 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028863 | Berkshire Hathaway, Inc. - ABFR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028863 | RTX Corp. - ABFR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028863 | JPMorgan Chase & Co. - ABFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028863 | Johnson & Johnson - ABFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028863 | Philip Morris International, Inc. - ABFR_718172109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028863 | Cisco Systems, Inc. - ABFR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028863 | UnitedHealth Group, Inc. - ABFR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028863 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028863 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000028863 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000028863 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000028863 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028863 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000028863 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028863 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028863 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000028863 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028863 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028863 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028863 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028852 | iShares Core S&P 500 ETF - ABFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000028852 | iShares Core MSCI EAFE ETF - ABFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000028852 | iShares Core U.S. Aggregate Bond ETF - ABFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000028852 | Vanguard Total Bond Market ETF - ABFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000028852 | iShares Core MSCI Emerging Markets ETF - ABFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028852 | U.S. Treasury Inflation Index, 0.125 - ABFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028852 | S&P 500 Index - ABFR_AW54346
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028852 | Vanguard Real Estate ETF - ABFR_922908553
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028852 | Vanguard Mid-Cap ETF - ABFR_922908629
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028852 | S&P 500 Index - ABFR_AV23792
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028852 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028852 | 17343387
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028852 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028852 | AssetPurchased Options - Puts
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028852 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000028852 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028852 | AssetPurchased Options - Calls
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028853 | iShares Core S&P 500 ETF - ABFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000028853 | iShares Core MSCI EAFE ETF - ABFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000028853 | iShares Core U.S. Aggregate Bond ETF - ABFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000028853 | Vanguard Total Bond Market ETF - ABFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000028853 | iShares Core MSCI Emerging Markets ETF - ABFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028853 | U.S. Treasury Inflation Index, 0.125 - ABFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028853 | S&P 500 Index - ABFR_AW54346
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028853 | Vanguard Real Estate ETF - ABFR_922908553
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028853 | Vanguard Mid-Cap ETF - ABFR_922908629
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028853 | S&P 500 Index - ABFR_AV23792
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028853 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028853 | 17343387
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028853 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028853 | AssetPurchased Options - Puts
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028853 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000028853 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028853 | AssetPurchased Options - Calls
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028828 | Tokyo Electron Ltd. - ABFR_689567006
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028828 | Shell PLC - ABFR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028828 | Roche Holding AG - ABFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028828 | Sony Group Corp. - ABFR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028828 | Resona Holdings, Inc. - ABFR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028828 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028828 | Airbus SE - ABFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028828 | Industria de Diseno Textil SA - ABFR_ACI08XL68
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028828 | Anheuser-Busch InBev SA/NV - ABFR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028828 | Novo Nordisk A/S - ABFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028828 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000028828 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000028828 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000028828 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028828 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028828 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028828 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028828 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028828 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028828 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028828 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028828 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028828 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028828 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028828 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028828 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000028828 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000028828 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028828 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028828 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000028828 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028828 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028828 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028828 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028828 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028828 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028828 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028828 | North America
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028829 | Tokyo Electron Ltd. - ABFR_689567006
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028829 | Shell PLC - ABFR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028829 | Roche Holding AG - ABFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028829 | Sony Group Corp. - ABFR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028829 | Resona Holdings, Inc. - ABFR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028829 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028829 | Airbus SE - ABFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028829 | Industria de Diseno Textil SA - ABFR_ACI08XL68
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028829 | Anheuser-Busch InBev SA/NV - ABFR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028829 | Novo Nordisk A/S - ABFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028829 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000028829 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000028829 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000028829 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028829 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028829 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028829 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028829 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028829 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028829 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028829 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028829 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028829 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028829 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028829 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028829 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000028829 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000028829 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028829 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028829 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000028829 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028829 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028829 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028829 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028829 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028829 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028829 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028829 | North America
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028830 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000028830 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028830 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028830 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028830 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028830 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028830 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028830 | Meta Platforms, Inc. - ABFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028830 | Visa, Inc. - ABFR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028830 | Eli Lilly & Co. - ABFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028830 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000028830 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028830 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000028830 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000028830 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000028830 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028830 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028830 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028830 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000028831 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000028831 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028831 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028831 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028831 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028831 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028831 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028831 | Meta Platforms, Inc. - ABFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028831 | Visa, Inc. - ABFR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028831 | Eli Lilly & Co. - ABFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028831 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000028831 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028831 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000028831 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000028831 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000028831 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028831 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028831 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028831 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000028836 | Moog, Inc. - ABFR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028836 | BrightSpring Health Services, Inc. - ABFR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028836 | ESCO Technologies, Inc. - ABFR_296315104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028836 | Chefs' Warehouse, Inc. (The) - ABFR_163086101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028836 | Ultra Clean Holdings, Inc. - ABFR_90385V107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028836 | SiTime Corp. - ABFR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028836 | Semtech Corp. - ABFR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028836 | Guardant Health, Inc. - ABFR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028836 | FirstCash Holdings, Inc. - ABFR_33768G107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028836 | Glaukos Corp. - ABFR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028836 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000028836 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028836 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000028836 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028836 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000028836 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028836 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028836 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028836 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028836 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028837 | Moog, Inc. - ABFR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028837 | BrightSpring Health Services, Inc. - ABFR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028837 | ESCO Technologies, Inc. - ABFR_296315104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028837 | Chefs' Warehouse, Inc. (The) - ABFR_163086101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028837 | Ultra Clean Holdings, Inc. - ABFR_90385V107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028837 | SiTime Corp. - ABFR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028837 | Semtech Corp. - ABFR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028837 | Guardant Health, Inc. - ABFR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028837 | FirstCash Holdings, Inc. - ABFR_33768G107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028837 | Glaukos Corp. - ABFR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028837 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000028837 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028837 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000028837 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028837 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000028837 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028837 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028837 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028837 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028837 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028860 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028860 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028860 | Alphabet, Inc. - ABFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028860 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028860 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028860 | Rockwell Automation, Inc. - ABFR_773903109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028860 | Galderma Group AG - ABFR_ACI2N9FJ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028860 | Cummins, Inc. - ABFR_231021106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028860 | NXP Semiconductors NV - ABFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028860 | Emerson Electric Co. - ABFR_291011104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028860 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028860 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028860 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000028860 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028860 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028860 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028860 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028860 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028860 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028860 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028860 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028860 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028860 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028860 | Country SummaryFinland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028860 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028860 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000028860 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000028860 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000028860 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028860 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028860 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028860 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028860 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028860 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028860 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028860 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028860 | North America
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028861 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028861 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028861 | Alphabet, Inc. - ABFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028861 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028861 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028861 | Rockwell Automation, Inc. - ABFR_773903109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028861 | Galderma Group AG - ABFR_ACI2N9FJ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028861 | Cummins, Inc. - ABFR_231021106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028861 | NXP Semiconductors NV - ABFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028861 | Emerson Electric Co. - ABFR_291011104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028861 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028861 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028861 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000028861 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028861 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028861 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028861 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028861 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028861 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028861 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028861 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028861 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028861 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028861 | Country SummaryFinland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028861 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028861 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000028861 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000028861 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000028861 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028861 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028861 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028861 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028861 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028861 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028861 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028861 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028861 | North America
Holdings [Line Items]
Percent of Net Asset Value	6.90%